Income Taxes - Income tax provision (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Current tax at federal rate	$ 182,786	$ (47,255)
Current tax at provincial and territorial rates	146,229	(37,804)
Change in valuation allowance		264,933
Stock issuance costs	(138,427)	(380,586)
Non-deductible expenses	3,375	6,750
Income Tax Expense (Benefit)	$ 193,963	$ (193,962)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Current tax at federal rate	15.00%	15.00%
Current tax at provincial and territorial rates	12.00%	12.00%
Change in valuation allowance	0.00%	(84.00%)
Stock issuance costs	(11.00%)	121.00%
Non-deductible expenses	0.00%	(2.00%)
Effective Income Tax Rate Reconciliation, Percent	16.00%	62.00%
Adjustment due to rounding
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income Tax Expense (Benefit)	$ 193,962	$ (193,962)